Note 21 - Income Taxes	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
21.	INCOME TAXES

(a)	Tax expense
	2018	2017
Current tax expense	$2,555	$27,123
Deferred tax expense (benefit)
Origination and reversal of temporary differences	$129,177	$152,945
Benefit arising from previously unrecognized tax loss or temporary difference	(111,058)	(136,837)
Deferred tax expense	18,119	16,108
Provision for income taxes	$20,674	$43,231

(b)	Reconciliation of the effective tax rate

The provision for income taxes represents an effective rate different than the Canadian corporate statutory rate of
26.50%
(
2017
–
26.50%
).

	2018	2017
Income before income taxes	$539,248	$514,114
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%
Income tax expense based on statutory rate	$142,901	$136,240
Increase (decrease) in income taxes resulting from:
Benefit of mark-to-market loss and other temporary differences not recognized	$(111,058)	$(136,837)
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	1,000	40,396
Other permanent items	(12,169)	3,432
Total income tax expense	$20,674	$43,231

(c)	Recognized deferred tax assets and liabilities

Recognized deferred tax assets and liabilities are attributed to the following:

	2018	2017
Mark-to-market losses on derivative instruments	$17,580	$28,667
Tax losses and excess of tax basis over book basis	78,825	9,893
Total deferred tax asset	96,405	38,560
Offset of deferred taxes	(93,873)	(17,292)
Net deferred tax asset	$2,532	$21,268

Partnership income deferred for tax purposes	$(6,249)	$(8,281)
Mark-to-market gains on derivative instruments	(54,158)	(391)
Book to tax differences on other assets	(30,480)	(4,476)
Convertible debentures	(2,986)	(4,144)
Total deferred tax liability	(93,873)	(17,292)
Offset of deferred taxes	93,873	17,292

(d)	Movement in deferred tax balances

	Balance April 1, 2017	Recognized in profit or loss	Recognized in OCI	Balance March 31, 2018
Partnership income deferred for tax	$(8,281)	$2,032	$-	$(6,249)
Book to tax differences on other assets	4,269	51,864	(7,788)	48,345
Mark-to-market (gains) losses on derivative instruments	29,424	(66,002)	-	(36,578)
Convertible debentures	(4,144)	1,158	-	(2,986)
	$21,268	$(10,948)	$(7,788)	$2,532

	Balance April 1, 2016	Recognized in profit or loss	Recognized in OCI	Balance March 31, 2017
Partnership income deferred for tax	$(22,306)	$14,025	$-	$(8,281)
Book to tax differences - customer contracts	(5,139)	5,139	-	-
Book to tax differences on other assets	19,181	(11,557)	(2,207)	5,417
Mark-to-market (gains) losses on derivative instruments	50,481	(22,205)	-	28,276
Convertible debentures	(2,634)	(1,510)	-	(4,144)
	$39,583	$(16,108)	$(2,207)	$21,268

(e)	Unrecognized deferred tax assets

Deferred tax assets
not
reflected as at
March 31
are as follows:

	2018	2017
Losses available for carryforward	$-	$55,745
Mark-to-market on losses on derivative instruments	-	86,767
Excess of tax over book basis	15,824	14,718
Alternative minimum tax credit carryforward	-	2,068

Losses available for carryforward (recognized and unrecognized) are set to expire as follows:

2018
2029	$-
2030	-
2031 and thereafter	138,372
Total	$138,372